Long-term interest bearing debt and interest expenses (Details) (USD $) In Millions, unless otherwise specified				6 Months Ended			6 Months Ended			6 Months Ended				6 Months Ended			6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Jun. 30, 2013 $1,500 Credit Facility [Member]	Dec. 31, 2012 $1,500 Credit Facility [Member]		Jun. 30, 2013 $1,200 Term Loan [Member]	Dec. 31, 2012 $1,200 Term Loan [Member]		Jun. 30, 2013 $550 Credit Facility [Member]	Dec. 31, 2012 $550 Credit Facility [Member]		Jun. 30, 2013 $300 Million Revolving Credit Facility [Member]	Jun. 30, 2013 $109.5 Vendor Financing Facility [Member]	Dec. 31, 2012 $109.5 Vendor Financing Facility [Member]		Jun. 30, 2013 $440 Facility [Member]	Dec. 31, 2012 $440 Facility [Member]		Jun. 30, 2013 $440 Facility [Member] Seadrill Limited [Member] Tender Rig T15 [Member]	May 17, 2013 $440 Facility [Member] Seadrill Limited [Member] Tender Rig T15 [Member]
Debt Instrument [Line Items]
Total interest bearing debt	$ 1,262.2	$ 1,292.7	[1]	$ 490.8	$ 572.6	[1]	$ 98.8	$ 111.1	[1]	$ 467.6	$ 508.5	[1]		$ 109.5	$ 0	[1]	$ 95.5	$ 100.5	[1]
Less: current portion	(572.3)	(235.6)	[1]															10.1	[1]
Long-term portion of interest bearing debt	689.9	1,057.1	[1]
Debt, face amount				1,500.0			1,200.0			550.0				109.5			440.0	100.5	[1]
Maturity date of debt				Jun. 30, 2014			Jun. 30, 2015			Dec. 31, 2016				May 31, 2016			Dec. 31, 2017			Dec. 31, 2017
Liabilities assumed on acquisition																					100.5
Variable rate basis on debt issuance														LIBOR			3 month LIBOR
Interest rate added to LIBOR (in hundredths)													5.00%	5.00%			3.25%
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	572.3
2015	147.4
2016	174.5
2017	312.6
2018 and thereafter	55.4
Total interest bearing debt	$ 1,262.2	$ 1,292.7	[1]	$ 490.8	$ 572.6	[1]	$ 98.8	$ 111.1	[1]	$ 467.6	$ 508.5	[1]		$ 109.5	$ 0	[1]	$ 95.5	$ 100.5	[1]

[1]	Restated